Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares Class A shares	Ordinary shares Class B shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2022	$ 1,100	$ 100	$ 10,645,122	$ 916,912	$ 8,164,759	$ (383,942)	$ 19,344,051
Balance (in Shares) at Dec. 31, 2022	11,000,000	1,000,000
Foreign currency translation loss						(659,127)	(659,127)
Net income (loss)					475,172		475,172
Balance at Jun. 30, 2023	$ 1,100	$ 100	10,645,122	916,912	8,639,931	(1,043,069)	19,160,096
Balance (in Shares) at Jun. 30, 2023	11,000,000	1,000,000
Balance at Dec. 31, 2023	$ 1,100	$ 100	10,645,122	1,113,170	9,187,215	(744,619)	20,202,087
Balance (in Shares) at Dec. 31, 2023	11,000,000	1,000,000
Foreign currency translation loss						(476,440)	(476,440)
Share issuance	$ 1,600		7,998,400				8,000,000
Share issuance (in Shares)	16,000,000
Net income (loss)					(1,058,540)		(1,058,540)
Balance at Jun. 30, 2024	$ 2,700	$ 100	$ 18,643,522	$ 1,113,170	$ 8,128,675	$ (1,221,060)	$ 26,667,107
Balance (in Shares) at Jun. 30, 2024	27,000,000	1,000,000